Submission	Oct. 29, 2026
Submission [Line Items]
Central Index Key	0002044950
Registrant Name	Bambusa Therapeutics, Inc.
Registration File Number	333-299405
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES